Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT-input deductible	¥ 565,675		¥ 19,317
Income tax refundable	15,488		131,078
Advances to employees	0		14,396
Prepaid marketing fee	657,764		388,902
Advance to suppliers	761,613		595,535
Other current assets	2,429,745		1,980,372
Total prepaid expenses and other current assets	¥ 4,430,285	$ 642,331	¥ 3,129,600